Consolidated Statement of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net (loss) income	$ (18,038,000)	$ (76,000)	$ (282,000)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Non-cash incentive revenue	(1,498,000)	(1,333,000)
Non-cash interest expense	770,000	725,000
Stock compensation expense	1,567,000	0
Depreciation and accretion	21,053,000	3,542,000
Amortization of intangible assets	3,558,000	0
Amortization of deferred financing costs and debt discounts	16,842,000	89,000
Recognition of deferred revenue	(192,000)	(100,000)
Gain on extinguishment of debt, net	(16,315,000)	0
Unrealized loss on foreign currency exchange	5,037,000	0
Deferred taxes	(4,068,000)	(2,374,000)
Other	7,104,000	162,000
Changes in assets and liabilities, net of acquisitions:
Accounts receivable	(32,937,000)	(2,137,000)
VAT receivable, prepaid expenses and other current assets	(12,948,000)	926,000
Accounts payable, accrued interest, and other current liabilities	28,738,000	4,014,000
Deferred revenue	37,473,000	430,000
Due to SunEdison and affiliates	(8,579,000)	(47,979,000)
Net cash provided by (used in) operating activities	27,567,000	(44,111,000)
Cash flows from investing activities:
Cash paid to SunEdison and third parties for solar system construction	(614,056,000)	(4,388,000)
Acquisitions of solar systems from third parties, net of cash acquired	(355,536,000)	0
Change in restricted cash	0	(1,146,000)
Net cash used in investing activities	(969,592,000)	(5,534,000)
Cash flows from financing activities:
Proceeds from issuance of Class A common stock	433,621,000	0
Change in restricted cash for debt service	28,630,000	620,000
Proceeds from term loan	300,000,000	0
Proceeds from bridge loan	400,000,000	0
Repayment of bridge loan	(400,000,000)	0
Borrowings of long-term debt	191,073,000	44,400,000
Principal payments on long-term debt	(117,051,000)	(2,510,000)
Contribution from non-controlling interest	6,312,000	0
Distributions to non-controlling interest	(151,000)	0
Net SunEdison investment	401,132,000	8,992,000
Payment of deferred financing costs	(42,880,000)	(1,455,000)
Net cash provided by (used in) financing activities	1,200,686,000	50,047,000
Net increase in cash and cash equivalents	258,661,000	402,000
Effect of exchange rate changes on cash and cash equivalents	(342,000)	0
Cash and cash equivalents at beginning of period	1,044,000	3,000	3,000
Cash and cash equivalents at end of period	259,363,000	405,000	1,044,000
Supplemental Disclosures:
Cash paid for interest, net of amounts capitalized of $8,592 and $464, respectively	16,064,000	4,549,000
Cash paid for income taxes	0	0
Schedule of non-cash activities:
Issuance of warrant	6,494,000	0
Additions to ARO assets and obligations	15,302,000	2,322,000
Amortization of deferred financing costs—included as construction in progress	11,892,000	342,000
Decrease in due to SunEdison and affiliates in exchange for equity	72,019,000	0
Issuance of B1 common stock to Riverstone for Mt. Signal	145,828,000	0
Issuance of Class B common stock and Class B Terra LLC units to SunEdison for Mt. Signal acquisition	146,000,000	0
Non-controlling interest in Terra LLC (Class B units) issued in connection with the initial public offering	632,652,000	0
Write off of pre-IPO U.S. deferred tax assets and liabilities	3,616,000	0
Deferred purchase price for acquisitions	9,278,000	0
Assumed long-term debt in connection with acquisitions	526,390,000	0
Principal payments on long-term debt from solar renewable energy certificates	728,000	608,000
Acquired ARO assets and obligations	17,932,000	0
Predecessor
Cash flows from operating activities:
Net (loss) income			(282,000)	876,000
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Non-cash incentive revenue			(1,761,000)	(1,831,000)
Non-cash interest expense			1,139,000	1,119,000
Depreciation and accretion			4,961,000	4,267,000
Amortization of deferred financing costs and debt discounts			119,000	161,000
Recognition of deferred revenue			(205,000)	(190,000)
Unrealized loss on foreign currency exchange			(771,000)	0
Deferred taxes			(253,000)	(1,270,000)
Other			13,000	214,000
Changes in assets and liabilities, net of acquisitions:
Accounts receivable			(892,000)	106,000
VAT receivable and other current assets			(33,701,000)	(786,000)
Accounts payable and other current liabilities			4,774,000	(613,000)
Deferred revenue			792,000	173,000
Due to SunEdison and affiliates			18,865,000	664,000
Net cash provided by (used in) operating activities			(7,202,000)	2,890,000
Cash flows from investing activities:
Capital expenditures			(205,361,000)	(2,274,000)
Receipts of grants in lieu of tax credits			0	5,466,000
Change in restricted cash			(58,878,000)	(3,602,000)
Net cash used in investing activities			(264,239,000)	(410,000)
Cash flows from financing activities:
Change in restricted cash for debt service			2,834,000	475,000
Repayments of Long-term Capital Lease Obligations			(1,803,000)	(1,762,000)
Borrowings of long-term debt			304,729,000	0
Principal payments on long-term debt			(2,838,000)	(529,000)
Contribution from non-controlling interest			12,778,000	0
Net SunEdison investment			(32,702,000)	(648,000)
Payment of deferred financing costs			(10,516,000)	(13,000)
Net cash provided by (used in) financing activities			272,482,000	(2,477,000)
Net change in cash and cash equivalents			1,041,000	3,000
Cash and cash equivalents at beginning of period		3,000	3,000	0
Cash and cash equivalents at end of period			1,044,000	3,000
Supplemental Disclosures:
Cash paid for interest, net of amounts capitalized of $8,592 and $464, respectively			8,564,000	4,946,000
Schedule of non-cash activities:
Additions to ARO assets and obligations			4,518,000	37,000
Amortization of deferred financing costs—included as construction in progress			791,000	0
Principal payments on long-term debt from solar renewable energy certificates			$ 622,000	$ 712,000